Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 816,754		$ (3,105)	$ 1,603,116	$ 1,484,790
Adjustment to reconcile net loss to net cash used in operating activities
Interest reinvested held in Trust Account	(941,850)			(1,865,342)	(1,729,358)
Changes in current assets and liabilities:
Accrued offering costs and expenses			3,105	69,143	6,714
Accrued expenses – related party				4,750
Prepaid expenses				34,050	(79,481)
Net cash used in operating activities				(154,283)	(292,085)
Cash flows from investing activities:
Investments of cash into Trust Account					(69,690,000)
Net cash used in investing activities					(69,690,000)
Cash flows from financing activities:
Proceeds from issuance of founder shares			2,520		2,520
Proceeds from sale of ordinary shares					69,000,000
Proceeds from Private Placement					3,615,000
Payments of underwriter’s discount					(1,725,000)
Payments to related party					(151,318)
Payment of offering costs					(332,204)
Net cash provided by financing activities			2,520		70,408,998
Net change in cash			2,520	(154,283)	426,913
Cash at beginning of period				426,913
Cash at the end of period	272,630	2,520	2,520	272,630	426,913
Supplemental disclosure of noncash financing activities
Offering costs paid by Sponsor in exchange for issuance of ordinary shares	25,000	25,000			25,000
Offering costs charged to Additional Paid-in Capital	1,013,480				1,593,898
Reclassification of ordinary shares subject to redemption					65,236,367
Allocation of offering costs to ordinary shares subject to redemption					3,137,868
Remeasurement adjustment on ordinary shares subject to possible redemption					7,591,500
Subsequent measurement of ordinary shares subject to possible redemption (income earned on Trust Account)				1,865,342	1,729,358
Offering costs paid by related party			144,108
Prepaid expenses paid by related party			1,600
Offering costs adjusted from prepaid expenses	$ 639	$ 639	639		894
Offering costs included in accrued expenses			2,505
Offering costs paid by Sponsor in exchange for issuance of ordinary shares			25,000
Offering costs charged to APIC – EBC founder shares			$ 1,013,480
Related Party [Member]
Changes in current assets and liabilities:
Accrued expenses – related party					$ 25,250